Financial Risk Management - Summary of Net Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 604,467	$ 425,172	$ 560,532	$ 536,160
Financial liabilities	(885,127)	(658,469)
Net Derivative financial instrument	$ (1,606)	$ (6,227)